Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Significant Accounting Policies [Abstract]
Schedule of currency exchange rates impact
	Period End Rate		Average Rate
	30 June	31 December	For the Six Months Ended 30 June
	2019	2018	2019	2018
Thai Baht	0.0325	0.0307	0.0318	0.0314
Hong Kong Dollar	0.1280	0.1280	0.1280	0.1280

	Period End Rate		Average Rate
	As of 31 December		For the Year Ended
	2018	2017	2018	2017
Thai Baht	0.0307	0.0306	0.0309	0.0296
Hong Kong Dollar	0.1280	0.1280	0.1280	0.1280

Schedule of non-derivative financial liabilities

Year ended 31 December 2018	Within 1 year	1 to 5 years	>5 years	Total

Trade and other payables	$3,887,915	$-	$-	$3,887,915
Borrowings from financial institutions	1,068,299	481,529	-	1,549,828
Borrowings from third party	13,730,531	-	-	13,730,531
Other current liabilities	1,630,077	-	-	1,630,077
Finance lease liabilities	1,102,209	2,205,045	-	3,307,254
Provision for employee benefits	554,241	1,618,757	39,761,537	41,934,535
	$21,973,272	$4,305,331	$39,761,537	$66,040,140

Year ended 31 December 2017	Within 1 year	1 to 5 years	>5 years	Total

Trade and other payables	$1,940,690	$-	$-	$1,940,690
Borrowings from financial institutions	720,050	683,506	-	1,403,556
Borrowing from related party	12,386,433	-	-	12,386,433
Other current liabilities	1,325,250	-	-	1,325,250
Finance lease liabilities	1,491,097	1,860,108		3,351,205
Provision for employee benefits	142,183	1,279,112	40,623,295	42,044,590
	$18,005,703	$3,822,726	$40,623,295	$62,451,724

Schedule of estimated useful lives
Estimated
useful life
Leasehold improvements	Lesser of useful life or remaining lease term
Tools and equipment	5 years
Furniture, fixtures and office equipment	5 years
Vehicles	5,10 years

Schedule of leases

As at 1 January 2019
(Unaudited)

Operating lease commitments disclosed at 31 December 2018	$7,601,122
Discounted using lessee's incremental borrowing rate as of 1 January 2019	7,271,152
Less: short-term leases recognized on a straight-line basis as expense	-
Less: low value leases recognized on a straight-line basis as expense	-
Lease liabilities recognized as at 1 January 2019	$7,271,152

As at 1 January 2019
(Unaudited)
The liability is classified as follows:
Current lease liabilities	$2,835,925
Non-current lease liabilities	4,435,227
$7,271,152

Schedule of contractual undiscounted cash flows
As at 30 June 2019
(Unaudited)

Less than 1 year	$2,513,758
More than 1 year	3,607,784
$6,121,542